Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001828805
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 1
Document Type	S-1/A
Entity Registrant Name	AELUMA, INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true